Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Fair Value Measurement

Note 4 — Fair Value Measurement

Assets and liabilities recorded at fair value on a recurring basis in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1	—	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2	—	Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level 3	—	Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

As of December 31, 2025 and 2024, the Company’s financial assets and liabilities measured at fair value on a recurring basis, were as follows (in thousands):

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Digital assets (Bitcoin)	$1,445	$—	$—	$1,445
Liabilities:
Convertible notes due to related parties held at fair value	$—	$—	$4,160	$4,160
Loans payable	—	—	7,877	7,877
Warrant liabilities - Private Placement Warrants	—	—	277	277
Warrant liabilities - Representative’s Warrants	—	—	21	21
Total liabilities measured at fair value	$—	$—	$12,335	$12,335

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes due to related party held at fair value	$—	$—	$2,234	$2,234
Total liabilities measured at fair value	$—	$—	$2,234	$2,234

The Private Placement Warrants and the Representative’s Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.

The Company uses a Monte Carlo simulation model to value the Private Placement Warrants and the Representative’s Warrants. The Private Placement Warrants and the Representative’s Warrants were classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

The key inputs into the Monte Carlo simulation model for the warrant liabilities, as affected by the Reverse Stock Split, were as follows at December 31, 2025 and July 11, 2025 (the “Closing Date”). Each warrant entitles the registered holder to purchase one seventy-fifth (1/75) of one share of our common stock at a price of $862.50 per whole share. Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares of common stock. This means only a whole warrant may be exercised at a given time by a warrant holder. No fractional warrants will be issued and only whole warrants will trade.

	December 31, 2025	July 11, 2025
Input
Risk-free interest rate	3.79%	4.00%
Expected term (years)	4.53	5.00
Expected volatility	139.20%	42.00%
Exercise price	$862.50	$862.50
Fair value of Common stock	$7.86	$187.50

Warrant Liabilities

The following table provides a summary of the changes in the fair value of the Company’s Level 3 warrant liabilities that are measured at fair value on a recurring basis for the year ended December 31, 2025 (in thousands):

	Private Placement Warrants	Representative’s Warrants	Total Level 3 Warrant liabilities
Fair value at January 1, 2025	$—	$—	$—
Assumption of warrant liabilities	1,107	86	1,193
Change in fair value of warrant liabilities	(830)	(65)	(895)
Fair value at December 31, 2025	$277	$21	$298

Convertible notes payable, related party

The Tasly convertible note and the Convertible Promissory Note - Related Party (collectively “Related Party Convertible Notes Payable”) were valued using a Probability Weighted Expected Return Model to fair value the convertible note. The intrinsic conversion value as of December 31, 2025 was $0 for the Related Party Convertible Notes Payable. As of December 31, 2025, the Tasly convertible note has matured and is payable at the principal amounts plus accrued interest. Therefore, the fair value of the note is the face amount of the debt, and as of December 31, 2025, the accrued interest was added to the liability balance.

The following table provides a summary of the changes in the fair value of the Company’s Level 3 Related Party Convertible Notes Payable for the years ended December 31, 2025 and 2024 (in thousands):

	Tasly Convertible Note - Related Party	Related Party Convertible Promissory Note	Total Level 3 Related Party Convertible Notes
Fair value as of January 1, 2025	$2,234	$—	$2,234
Assumption of related party convertible note upon closing of the Business Combination	—	2,162	2,162
Loss (Gain) on change in the fair value of related party convertible notes	56	(242)	(186)
Repayment of debt	—	(50)	(50)
Fair value as of December 31, 2025	$2,290	$1,870	$4,160

Tasly Convertible Note - Related Party
Fair value as of January 1, 2024	$1,714
Issuance of Tasly Convertible Notes	16
Accrued stated interest	193
Loss on change in the fair value of Tasly convertible note	311
Fair value as of December 31, 2024	$2,234

Loans Payable

The Company uses a Monte Carlo simulation model to value the Loans Payable, which represents the issued Ascent PIPE Notes. The Loans Payable were classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the loans payable. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the loans. The expected life of the loans are assumed to be equivalent to their remaining contractual term.

The key inputs into the Monte Carlo simulation model for the Loans Payable were as follows at December 31, 2025 and July 11, 2025:

	December 31, 2025	July 11, 2025
Input
Risk-free interest rate	3.48%	4.00%
Expected term (years)	1.03	1.50
Expected volatility	68.30%	82.70%
Fair value of Common stock	$0.10	$2.50

The following table provides a summary of the changes in the fair value of the Company’s Level 3 loans payable for the year ended December 31, 2025 (in thousands):

Loans Payable
Fair value as of January 1, 2025	$—
Proceeds Received	11,000
Repayments of debt	(1,920)
Conversion of debt to equity	(4,497)
Loss on change in the fair value of convertible note	3,294
Fair value as of December 31, 2025	$7,877

The fair value of the Company’s loans payable settled through conversion was determined by multiplying the closing price of the Company’s common stock on the applicable conversion date by the number of shares of common stock issued upon settlement.

Loss on change in the fair value of convertible notes on the consolidated statements of operations comprise of the change in fair value of the Company’s convertible notes and its related accrued interest on the convertible notes.

Digital Asset

As of December 31, 2025, the Company held 16.51 units of Bitcoin with an aggregate cost basis of $2.0 million. The fair value of the Company’s Bitcoin holdings was $1.4 million, resulting in a unrealized loss of approximately $0.6 million included in the consolidated statements of operations. The Company did not have any Bitcoin holdings as of December 31, 2024.